Shareholder Report, Line Graph (Details) - USD ($)	8 Months Ended	12 Months Ended	56 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000190999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)
Account Value	$ 2,139,046.42	$ 2,139,046.42	$ 2,139,046.42	$ 2,139,046.42	$ 2,139,046.42	$ 2,139,046.42			$ 1,673,862.023	$ 1,405,155.303	$ 2,126,817.956	$ 1,751,271.893		$ 1,065,330.918	$ 757,578.3605	$ 731,335.7843		$ 559,298.9598	$ 505,154.6109	$ 500,000
Average Annual Return, Percent		27.67%		14.96%		15.64%
C000190998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small Cap Growth Fund (Investor Class/DVSMX)
Account Value	41,948.75714	$ 41,948.75714	41,948.75714	$ 41,948.75714	41,948.75714	$ 41,948.75714			32,917.16573	27,680.43562	42,011.34131	34,684.8827		21,179.25486	15,101.40496	14,614.34999		11,185.9792	10,103.09222	10,000
Average Annual Return, Percent		27.44%		14.65%		15.42%
C000101771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Small Cap Growth Fund (DRESX)
Account Value	16,932.92918	$ 16,932.92918	16,932.92918	$ 16,932.92918	16,932.92918	$ 16,932.92918			14,739.84116	13,364.77821	16,953.43668	14,623.71511		10,949.23433	8,189.071693	10,774.69526		8,082.759321	8,978.046934	10,000
Average Annual Return, Percent		14.94%		9.11%		5.41%
C000176647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Global Fund (DMAGX)
Account Value	20,283.85963	$ 20,283.85963	20,283.85963	$ 20,283.85963	$ 20,283.85963	$ 20,283.85963			16,037.6358	13,424.97878	16,546.28182	16,645.32043		12,787.24308	10,512.49305	12,114.35096	$ 10,000
Average Annual Return, Percent		26.48%		9.67%	9.58%
C000190956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)
Account Value	832,714.2418	$ 832,714.2418	832,714.2418	$ 832,714.2418	$ 832,714.2418	$ 832,714.2418			773,251.6234	693,788.8071	893,526.9614	908,882.7189		712,161.3916	567,002.846	675,617.7459		473,852.8721	447,525.6223	500,000
Average Annual Return, Percent		7.72%		3.17%		5.23%
C000005025 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)
Account Value	16,386.72888	$ 16,386.72888	16,386.72888	$ 16,386.72888	16,386.72888	$ 16,386.72888			15,255.47879	13,714.39516	17,705.1314	18,051.42356		14,176.14031	11,310.05091	13,506.88308		9,477.057442	8,950.512447	10,000
Average Annual Return, Percent		7.47%		2.94%		5.06%
C000124893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Event Driven Fund (DEVDX)
Account Value	17,115.75884	$ 17,115.75884	17,115.75884	$ 17,115.75884	17,115.75884	$ 17,115.75884			16,606.20486	15,156.62929	16,837.92247	15,694.49653		12,580.47777	10,524.99355	10,966.69119		10,509.32223	9,891.67583	10,000
Average Annual Return, Percent		3.07%		6.35%		5.52%
C000050883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus International Small Cap Growth Fund (DRIOX)
Account Value	20,610.6737	$ 20,610.6737	20,610.6737	$ 20,610.6737	20,610.6737	$ 20,610.6737			19,980.48596	17,847.42322	23,607.81086	20,986.45697		16,179.39739	12,406.6744	14,933.82695		10,558.11002	11,258.44886	10,000
Average Annual Return, Percent		3.15%		4.96%		7.50%
C000132648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Micro Cap Growth Fund (DMCRX)
Account Value	45,352.68512	$ 45,352.68512	45,352.68512	$ 45,352.68512	45,352.68512	$ 45,352.68512			34,730.95665	31,164.55089	46,884.42287	37,589.19994		20,252.37014	15,126.29771	14,561.04328		11,714.07915	9,945.392098	10,000
Average Annual Return, Percent		30.58%		17.50%		16.32%
C000249377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus International Developed Equity Fund (DIDEX)
Account Value	$ 9,949.41	$ 9,949.41	9,949.41	$ 9,949.41	9,949.41	$ 9,949.41	$ 10,120	$ 10,000
Average Annual Return, Percent	(0.51%)
C000219126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small/Mid Cap Growth Fund (DSMDX)
Account Value	$ 21,567.6195	$ 21,567.6195	$ 21,567.6195	21,567.6195	21,567.6195	21,567.6195			17,055.97427	14,129.96682	20,613.96274	17,422.76169	$ 10,000
Average Annual Return, Percent		26.37%	17.90%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value	32,603.60823	$ 32,603.60823	$ 32,603.60823	$ 32,603.60823	32,603.60823	$ 32,603.60823			26,334.0546	20,907.20647	25,877.47446	20,593.06748	10,000	17,034.86149	13,001.82047	13,721.04942		11,327.48452	10,047.87521	10,000
Average Annual Return, Percent		23.81%	18.41%	13.86%		12.55%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index - Net
Account Value	714,640.2308	$ 714,640.2308	$ 714,640.2308	$ 714,640.2308	714,640.2308	$ 714,640.2308			664,756.1652	605,269.5382	757,451.8798	777,207.1118		656,945.7288	554,750.3566	649,351.1106		473,001.3866	425,411.2913	500,000
Average Annual Return, Percent		7.50%		1.70%		3.64%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index - Net
Account Value	21,546.22963	$ 21,546.22963	21,546.22963	$ 21,546.22963	$ 21,546.22963	$ 21,546.22963			18,338.9826	15,007.1219	18,382.97055	15,508.16793		13,339.80048	10,537.18351	11,632.2951	$ 10,000
Average Annual Return, Percent		17.49%		10.06%	10.44%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	34,254.44669	$ 34,254.44669	34,254.44669	$ 34,254.44669	$ 34,254.44669	$ 34,254.44669			27,399.23474	21,695.89792	26,494.23267	20,585.17296		17,386.08692	13,222.72437	13,829.03107		11,350.94246	10,138.39165	10,000
Average Annual Return, Percent		25.02%		14.53%		13.10%
MSCI All Country World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index - Net
Account Value	15,985.13769	$ 15,985.13769	15,985.13769	$ 15,985.13769	15,985.13769	$ 15,985.13769			15,146.90188	13,101.04959	15,597.07373	14,465.30245		13,072.79273	10,758.49736	12,538.36067		9,857.846295	9,433.786855	10,000
Average Annual Return, Percent		5.54%		4.10%		4.80%
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index - Net
Account Value	$ 10,185.49	$ 10,185.49	10,185.49	$ 10,185.49	10,185.49	$ 10,185.49	10,210.3622	10,000
Average Annual Return, Percent	1.85%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value	$ 1,088,577.279	$ 1,088,577.279	1,088,577.279	$ 1,088,577.279	1,088,577.279	$ 1,088,577.279			945,321.134	796,674.0685	1,081,812.761	1,051,990.795		781,380.6358	608,156.6355	670,573.5234		548,900.2796	493,091.7285	500,000
Average Annual Return, Percent		15.15%		6.86%		8.09%
MSCI Emerging Markets Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index - Net
Account Value	17,454.66459	$ 17,454.66459	17,454.66459	$ 17,454.66459	17,454.66459	$ 17,454.66459			16,656.84018	13,442.09521	16,397.02496	13,807.8663		11,575.4078	10,381.47185	12,751.94383		9,527.757498	9,315.338842	10,000
Average Annual Return, Percent		4.41%		8.44%		4.85%
MSCI Emerging Markets Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Growth Index - Net
Account Value	16,058.27249	$ 16,058.27249	16,058.27249	$ 16,058.27249	16,058.27249	$ 16,058.27249			15,379.7911	12,424.50756	16,188.63818	13,444.57779		10,707.75745	9,558.85069	11,943.71241		9,096.555565	9,523.656982	10,000
Average Annual Return, Percent		4.79%		8.56%		5.73%
MSCI Emerging Markets Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Growth Index - Net
Account Value	764,528.2531	$ 764,528.2531	764,528.2531	$ 764,528.2531	764,528.2531	$ 764,528.2531			693,117.6367	654,964.3062	861,320.0353	940,371.0352		716,020.9221	572,349.1996	700,187.4078		476,973.0743	443,308.1508	500,000
Average Annual Return, Percent		10.30%		1.32%		4.34%
Morningstar Event Driven Category [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Event Driven Category
Account Value	14,186.52903	$ 14,186.52903	14,186.52903	$ 14,186.52903	14,186.52903	$ 14,186.52903			13,658.83759	12,934.59433	13,107.78033	12,578.59538		11,840.33473	10,999.21648	10,789.22135		10,342.68895	9,928.05168	10,000
Average Annual Return, Percent		3.86%		3.68%		3.56%
MSCI All Country World ex USA Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Growth Index - Net
Account Value	17,339.80089	$ 17,339.80089	17,339.80089	$ 17,339.80089	17,339.80089	$ 17,339.80089			16,814.29146	14,735.43722	19,938.19308	17,877.00579		14,452.83241	11,598.27281	14,191.78019		10,619.41491	10,649.55563	10,000
Average Annual Return, Percent		3.13%		3.71%		5.66%
Russell Microcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap® Growth Index
Account Value	16,753.86187	$ 16,753.86187	16,753.86187	$ 16,753.86187	16,753.86187	$ 16,753.86187			13,742.31971	12,595.21234	17,931.63004	17,775.11216		$ 12,684.86471	$ 10,285.54635	$ 11,985.28496		$ 10,274.2757	$ 9,614.682115	$ 10,000
Average Annual Return, Percent		21.91%		5.72%		5.30%
MSCI World ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Growth Index - Net
Account Value	$ 10,009.63	$ 10,009.63	10,009.63	$ 10,009.63	10,009.63	$ 10,009.63	$ 10,310.67961	$ 10,000
Average Annual Return, Percent	0.10%
Russell 2500 Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index - Net
Account Value	$ 16,554.51964	$ 16,554.51964	$ 16,554.51964	$ 16,554.51964	$ 16,554.51964	$ 16,554.51964			$ 14,534.41843	$ 12,220.96719	$ 16,562.00166	$ 15,766.66434	$ 10,000
Average Annual Return, Percent		13.90%	12.14%